GOING CONCERN (Details Narrative) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Going Concern Details Narrative
Deficit Accumulated (in millions)		$ 18.5
Common stock issued	33,859,627	1,987,601	1,991,508